Annual Total Returns - FidelityFreedomIndexFunds-InstPremiumPremierComboPRO - FidelityFreedomIndexFunds-InstPremiumPremierComboPRO - Fidelity Freedom Index 2025 Fund	Sep. 08, 2023
Fidelity Freedom Index 2025 Fund - Institutional Premium Class
Bar Chart Table:
Annual Return, Inception Date	Jun. 24, 2015
Annual Return 2016	7.53%
Annual Return 2017	15.20%
Annual Return 2018	(4.46%)
Annual Return 2019	19.73%
Annual Return 2020	13.58%
Annual Return 2021	9.62%
Annual Return 2022	(16.58%)
Fidelity Freedom Index 2025 Fund - Premier Class
Bar Chart Table:
Annual Return, Inception Date	Jun. 24, 2020